Shareholder Report, Line Graph (Details) - USD ($)			12 Months Ended
	Dec. 29, 2023	Dec. 31, 2014	Oct. 31, 2014	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015
C000056395
Account Value [Line Items]
Line Graph and Table Measure Name			Miller Convertible Bond Fund
Account Value			$ 9,423	$ 14,146	$ 12,559	$ 12,623	$ 13,941	$ 12,611	$ 11,227	$ 10,654	$ 10,817	$ 9,950	$ 9,470
C000081917
Account Value [Line Items]
Line Graph and Table Measure Name			Miller Convertible Bond Fund
Account Value			$ 10,000	14,278	12,738	12,874	14,276	12,980	11,623	11,078	11,309	10,457	10,007
C000056396
Account Value [Line Items]
Line Graph and Table Measure Name			Miller Convertible Bond Fund
Account Value			$ 1,000,000	1,577,374	1,393,042	1,394,471	1,531,509	1,379,274	1,221,369	1,153,287	1,165,917	1,067,000	1,010,847
C000146257
Account Value [Line Items]
Line Graph and Table Measure Name		Miller Intermediate Bond Fund
Account Value		$ 1,000,000		1,572,294	1,379,178	1,358,152	1,462,635	1,319,717	1,228,179	1,168,797	1,157,685	1,109,484	1,039,242
C000230985
Account Value [Line Items]
Line Graph and Table Measure Name	Miller Market Neutral Income Fund
Account Value	$ 1,000,000			1,079,835
ICE BofA All Convertibles Exclude Mandatory All Qualities
Account Value [Line Items]
Line Graph and Table Measure Name			ICE BofA All Convertibles Exclude Mandatory All Qualities Index
Account Value			$ 10,000	24,476	20,206	20,192	25,825	19,272	14,691	13,072	12,563	10,409	9,963
ICE BofA All Convertibles Exclude Mandatory All Qualities
Account Value [Line Items]
Line Graph and Table Measure Name			ICE BofA All Convertibles Exclude Mandatory All Qualities Index
Account Value			$ 10,000	24,476	20,206	20,192	25,825	19,272	14,691	13,072	12,563	10,409	9,963
ICE BofA All Convertibles Exclude Mandatory All Qualities
Account Value [Line Items]
Line Graph and Table Measure Name			ICE BofA All Convertibles Exclude Mandatory All Qualities Index
Account Value			$ 1,000,000	2,447,648	2,020,588	2,019,154	2,582,541	1,927,176	1,469,078	1,307,154	1,256,297	1,040,944	996,346
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value		$ 1,000,000		1,150,036	$ 1,040,321	$ 1,036,629	$ 1,229,436	$ 1,235,342	$ 1,163,364	$ 1,043,288	$ 1,065,158	$ 1,055,633	$ 1,011,432
Bloomberg 1-3 Year US Government/Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-3 Year US Government/Credit Index
Account Value	$ 1,000,000			$ 1,037,848